Borrowings (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Short-term Debt [Line Items]
Uncommitted secured lines of credit	$ 1,000,000,000
Number of banks | item	6
Daily borrowings under our uncommitted secured lines	$ 525,700,000
Compensating balances	0
Trading securities pledged	1,700,000,000	$ 1,100,000,000
Federal home loan advances, floating-rate	500,000,000
Revolving Credit Facility
Short-term Debt [Line Items]
Committed revolving credit facility	$ 100,000,000
Revolving credit facility expiration date	2017-12
LIBOR rate	2.00%
Outstanding on our revolving credit facility	$ 0
Company Owned Securities [Member]
Short-term Debt [Line Items]
Trading securities pledged	$ 511,100,000
Federal Home Loan Bank advances [Member]
Short-term Debt [Line Items]
Weighted average interest rate on borrowings	1.15%
Term Loans [Member]
Short-term Debt [Line Items]
Term loans paid-off date	2016-07